S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Direct and Indirect Material Interest Holders Lynn Stockwell [Member]	Sep. 05, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
Direct and Indirect Material Interest Holders Lynn Stockwell [Member]	Lynn Stockwell
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Lynn Stockwell, our Chief Executive Officer and Executive Chair, is the sole member of our sponsor, has sole exercise of voting and investment discretion over the securities of our company held by our sponsor, and therefore she is the beneficial owner of all the securities owned by our sponsor.